Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of changes in the carrying value of goodwill by segment

	China		Other
	Mobility(i)	International(ii)	Initiatives	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2021	46,283,879	2,746,589	93,704	49,124,172
Less: accumulated impairment loss	—	(2,492,826)	—	(2,492,826)
Foreign currency translation adjustments	—	(253,763)	—	(253,763)
Balance as of December 31, 2021	46,283,879	—	93,704	46,377,583
Balance as of December 31, 2022	46,283,879	—	93,704	46,377,583
Balance as of December 31, 2023	46,283,879	—	93,704	46,377,583
(i)	Considering similar economic characteristics shared among different components within China Mobility, the Group determined that China mobility is a single reporting unit in goodwill impairment analysis.